Intangible assets, net - Estimated amortization expense (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Intangible Assets Net Excluding Goodwill [Abstract]
Remainder of 2020	$ 1,372
2021	2,324
2022	2,354
2023	2,213
2024 onwards	46,912
Intangible assets, net	$ 55,175	$ 4,418